Intangibles Assets and Goodwill - Schedule of Continuity of the Goodwill Acquired (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Continuity of the Goodwill Acquired [Abstract]
Goodwill beginning balance	$ 35,080,194	$ 37,157,779
Acquisition of Neuronomics		2,907,440
Deconsolidation of Neuronomics		(2,907,440)
Impairment	(375,928)	(2,077,585)
Goodwill ending balance	$ 35,080,194	$ 35,080,194